Financial and capital management - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	$ 2,808
MLSE financial liability	135	$ 135
2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	572
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	501
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	326
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	278
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	248
THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	883
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	19,317	17,902
Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,151	2,649
Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	921	$ 931
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	8,416
MLSE financial liability	135
Total	32,576
Liquidity risk | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	792
MLSE financial liability	135
Total	6,232
Liquidity risk | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	688
MLSE financial liability	0
Total	2,730
Liquidity risk | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	628
MLSE financial liability	0
Total	2,378
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	586
MLSE financial liability	0
Total	3,111
Liquidity risk | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	525
MLSE financial liability	0
Total	2,487
Liquidity risk | THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	5,197
MLSE financial liability	0
Total	15,638
Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	2,808
Liquidity risk | Gross carrying amount | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	572
Liquidity risk | Gross carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	501
Liquidity risk | Gross carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	326
Liquidity risk | Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	278
Liquidity risk | Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	248
Liquidity risk | Gross carrying amount | THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	883
Liquidity risk | Gross carrying amount | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	17,145
Liquidity risk | Gross carrying amount | Long-term debt | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	661
Liquidity risk | Gross carrying amount | Long-term debt | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,541
Liquidity risk | Gross carrying amount | Long-term debt | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,424
Liquidity risk | Gross carrying amount | Long-term debt | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,247
Liquidity risk | Gross carrying amount | Long-term debt | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,714
Liquidity risk | Gross carrying amount | Long-term debt | THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	9,558
Liquidity risk | Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,151
Liquidity risk | Gross carrying amount | Notes payable | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,151
Liquidity risk | Gross carrying amount | Notes payable | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	921
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	921
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | THEREAFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0